INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]	INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT MARCH 31, 2013 AND DECEMBER 31, 2012.
	2013	2012

Available-for-sale investments at fair value	$33,185	$56,949
Total	$33,185	$56,949

	2012	2011

Available-for-sale investments at fair value	$56,949	$318,353
Total	$56,949	$318,353

Available-For-Sale Securities Activity [Table Text Block]	Activity in our available-for-sale securities may be summarized as follows:
	2013	2012

Cost at beginning and end of periods	$263,331	$263,331
Unrealized loss	(230,146)	(206,382)
Total	$33,185	$56,949

Activity in our available-for-sale securities may be summarized as follows:

	2012	2011

Cost at beginning of year	$263,331	$284,473
Contributed to the Company by it's CEO	-	125,331
Received as management fees	-	1,500
Other than temporary loss in available-for-sale securities	-	(147,973)
Cost at end of year	263,331	263,331
Unrealized gain (loss)	(206,382)	55,022
Total	$56,949	$318,353

Available-for-sale Securities [Table Text Block]

Our available-for-sale securities consist of the following:

		Unrecognized		Realized	Loss
		Holding	Fair	Holding	on
	Cost	Losses	Value	Loss	Sale
March 31, 2013
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(117,600)	8,400	-	-
North American Energy	10,500	(8,700)	1,800	-	-
North American Energy	125,331	(103,846)	21,485	-	-
	$263,331	$(230,146)	$33,185	$-	$-

December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

Our available-for-sale securities consist of the following:

	Cost	Unrecognized Holding Gains (Losses)	Fair Value	Realized Holding Loss	Loss on Sale
December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

December 31, 2011
Remodel Auction	$-	$-	$-	$(900)	$-
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(42,000)	84,000	-	-
North American Energy	10,500	7,500	18,000	-	-
North American Energy	125,331	89,522	214,853	-	-
Efftec International, Inc.	-	-	-	(22,500)	-
HiTech Stages	-	-	-	(124,573)	-
	$263,331	$55,022	$318,353	$(147,973)	$-

Schedule of Other Investments Not Readily Marketable [Table Text Block]

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT MARCH 31, 2013 AND DECEMBER 31, 2012.

	2013	2012

Investments accounted for under the equity method	$1,052,668	$1,066,915
Investments accounted for under the cost method	1,050,000	1,050,000
Total	$2,102,668	$2,116,915

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2012 AND 2011.

	2012	2011

Investments accounted for under the equity method	$1,066,915	$815,550
Investments accounted for under the cost method	1,050,000	766,598
Total	$2,116,915	$1,582,148

Schedule of Equity Method Investments [Table Text Block]

Activity in investments accounted for using the equity method is summarized as follows:

	Three Months	Year Ended
	Ended March, 31	December 31,
	2013	2012

Balance, beginning of year	$1,066,915	$815,550
Equity in earnings (loss)	(14,247)	(14,803)
New investments	-	409,543
Reclassification of investments	-	(143,375)
Balance, end of period	$1,052,668	$1,066,915

Equity investments consist of the following at March 31, 2013 and December 31, 2012:

2013
Carrying value:
Hoot Campbelltown Pty. Ltd. (49%) - Australia	$541,084
Second Hooters location (49%) - Australia	511,584
$1,052,668

Activity in investments accounted for using the equity method is summarized as follows.

	2012	2011

Balance, beginning of year	$815,550	$87,200
Equity in earnings (loss)	(14,803)	(76,113)
New investments	409,543	812,604
Reclassification of investments	(143,375)	-
Distributions received	-	(8,141)
Balance, end of year	$1,066,915	$815,550

Equity investments consist of the following at December 31, 2012 and December 31, 2011:

	2012	2011
Carrying value:
Hoot SA I, II, III - South Africa	$-	$143,274
Hoot Campbelltown Pty. Ltd. (49%) - Australia	555,331	570,134
Second Hooters location (49%) - Australia	511,584	102,041
Brazil	-	101
	$1,066,915	$815,550

Schedule Of Equity Earnings (Loss) and Distributions [Table Text Block]	Equity in losses from equity investments during the three months ended March 31, 2013 and 2012 follows:
	2013	2012
Equity in losses:
Hoot Campbelltown (49%)	(14,247)	(10,538)
	$(14,247)	$(10,538)

The activity from the South African restaurants is through September 30, 2011 at which time the Company acquired majority ownership and began consolidating these operations.

	2012	2011
Equity in earnings (loss):
Hoot S.A. I, II, III	-	(9,256)
Hoot Campbelltown (49%)	(14,803)	(66,857)
	$(14,803)	$(76,113)
Distributions:
Hoot S.A. I, LLC (20%)	-	6,248
Hoot S.A. II, LLC (20%)	-	1,893
	$-	$8,141

Schedule Of Equity Method Investment, Summarized Financial Information, Income Statement [Table Text Block]

The summarized financial data below includes the Hoot Campbelltown location in Australia, which we owned 49% of at March 31, 2013:

	Three months ended March 31,
	2013	2012
Revenue	$634,574	$1,108,063
Gross profit	444,896	781,253
Recurring expenses	473,972	706,147
Pre-opening costs	-	96,613
Loss from continuing operations	(29,076)	(21,507)
Net loss	(29,076)	(21,507)

The Company acquired majority ownership of the South African restaurants effective September 30, 2011, accordingly, the amounts in 2011 are for only nine months. In addition, the restaurant at the Hoot Campbelltown location incurred a loss for certain pre-opening expenses before it opened in January 2012, our share of which is included above.

	2012	2011

Revenue	$3,348,928	$3,364,265
Gross profit	2,381,245	2,122,073
Income (loss) from continuing operations	(30,208)	131,949
Net income (loss)	(30,208)	131,949

Schedule Of Equity Method Investment, Summarized Financial Information, Balance Sheet [Table Text Block]

The summarized balance sheets for the two locations in Australia of which we owned 49% at March 31, 2013 and December 31, 2012 follows:

	March 31,	December 31,
	2013	2012
ASSETS
Current assets	$549,967	$604,147
Non-current assets	2,887,581	2,909,276
TOTAL ASSETS	$3,437,548	$3,513,423
LIABILITIES
Current liabilities	$1,013,253	$1,057,911
PARTNER'S EQUITY	2,424,295	2,455,512
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,437,548	$3,513,423

The summarized balance sheets for the two locations in Australia of which we owned 49% at December 31, 2012 and December 31, 2011 follows:

	2012	2011
ASSETS
Current assets	$604,147	$58,975
Non-current assets	2,909,276	1,646,508
TOTAL ASSETS	$3,513,423	$1,705,483
LIABILITIES
Current liabilities	$1,057,911	$76,035
PARTNER'S EQUITY	2,455,512	1,629,448
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,513,423	$1,705,483

Investment [Table Text Block]

A summary of the activity in investments accounted for using the cost method follows.

	March 31,	December 31,
	2013	2012
Investments at cost:
Balance, beginning of year	$1,050,000	$766,598
Impairment	-	(16,598)
New investments	-	300,000
Total	$1,050,000	$1,050,000

A summary of the activity in investments accounted for using the cost method follows.

	2012	2011
Investments at cost:
Balance, beginning of year	$766,598	$766,598
Impairment	(16,598)	-
New investments	300,000	-
Total	$1,050,000	$766,598

Schedule of Cost Method Investments [Table Text Block]

Investments at cost consist of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Chanticleer Investors, LLC	$800,000	$800,000
Edison Nation LLC (FKA Bouncing Brain
Productions)	250,000	250,000
	$1,050,000	$1,050,000

Investments at cost consist of the following at December 31, 2012 and 2011:

	2012	2011

Chanticleer Investors, LLC	$800,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	-	16,598
	$1,050,000	$766,598